SHAREHOLDERS' (DEFICIT) EQUITY - Assumptions Used (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Expected life (in years)	5 years	5 years
Risk-free interest rate	4.00%	1.70%
Expected volatility	137.00%	132.00%